SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 3) - Restricted Share Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Stock Options Outstanding, Beginning	2,994,709	2,190,666
Granted	1,881,000	1,878,320
Exercised	(1,197,709)	(1,005,334)
Cancelled / Forfeited	(137,132)	(68,943)
Stock Options Outstanding, Ending	3,540,868	2,994,709
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 1.03	$ 1.27
Weighted Average Exercise Price, Granted	1.02	1.11
Weighted Average Exercise Price, Exercised	1.15	1.37
Weighted Average Exercise Price, Cancelled / Forfeited	1.08	1.14
Outstanding And Exercisable Weighted Average Exercise Price, Ending	$ 1.08	$ 1.03